Organization and Business Overview	12 Months Ended
Nov. 30, 2023
Organization and Business Overview [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW
1.	ORGANIZATION AND BUSINESS OVERVIEW

Intelligent Group Limited (“IGL” or the “Company”) is a company with limited liability incorporated in the British Virgin Islands on July 5, 2018. The Company’s registered office is located at the office of Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, VG1110, British Virgin Island and its principal place of business is situated at Unit 2803, Level 28, Admiralty Centre, Tower 1, 18 Harcourt Road, Admiralty, Hong Kong.

The Company through its subsidiaries (collectively referred to as the “Group”) principally engage in the providing financial public relations (“Financial PR”) services in Hong Kong.

During the years ended November 30, 2023, 2022 and 2021, the Company has direct interests in the following subsidiaries:

Name	Place and date of formation	Issued ordinary share capital	Ownership	Principal activity
Intelligent Joy Limited (“IJL”)	Hong Kong, October 24, 2016	HK$2,010,003	100% owned by IGL	Financial PR services
Intelligent Tech Limited (“ITL”)	Hong Kong, June 16, 2018	HK$100	100% owned by IGL	Financial PR services